Company information	6 Months Ended
Jun. 30, 2025
Disclosure Of Company Information [Abstract]
Company information	Company information
General information
SOPHiA GENETICS SA and its consolidated subsidiaries (NASDAQ: SOPH) (“the Company”) is a cloud-native software company in the healthcare space, incorporated on March 18, 2011, and headquartered in Rolle, Switzerland. The Company is dedicated to establishing the practice of data-driven medicine as the standard of care in health care and for life sciences research. The Company has built a cloud-native software platform capable of analyzing data and generating insights from complex multimodal datasets and different diagnostic modalities. This platform, commercialized as “SOPHiA DDM TM,” standardizes, computes, and analyzes digital health data and is used in decentralized locations to break down data silos. The Company collectively refers to SOPHiA DDM TM Platform and related products and solutions as “SOPHiA DDM Platform.”
As of June 30, 2025, the Company had the following wholly owned subsidiaries:

Name	Country of domicile
SOPHiA GENETICS S.A.S.	France
SOPHiA GENETICS LTD	U.K.
SOPHiA GENETICS, Inc.	U.S.
SOPHiA GENETICS Intermediação de Negócios LTDA	Brazil
SOPHiA GENETICS PTY LTD	Australia
SOPHiA GENETICS S.R.L.	Italy
SOPHiA GENETICS GmbH	Germany

In May 2025, SOPHiA GENETICS GmbH, a wholly owned subsidiary located in Germany, was incorporated.

All intercompany transactions and balances have been eliminated in consolidation.
The Company’s Board of Directors approved the issue of the unaudited interim condensed consolidated financial statements on August 5, 2025.
Basis of preparation
Compliance with International Financial Reporting Standards
These unaudited interim condensed consolidated financial statements, as of and for the three and six months ended June 30, 2025, of the Company have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2024.
Accounting policies
The material accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are the same as those applied in the Company’s annual consolidated financial statements as of and for the year ended December 31, 2024, except as noted under “—Change in accounting policies”, and have been consistently applied, unless otherwise stated. Where expense is definitively calculated only on an annual basis, as is the case for income taxes and pension costs, appropriate estimates are made for interim reporting periods.
Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Transaction costs include any incremental costs directly attributable to the acquisition of the financial liability, that would otherwise have not been incurred if the Company did not acquire the financial instrument. Borrowings are subsequently measured at amortized cost using the effective interest method. The effective interest method recognizes any difference between the loan proceeds, net of transaction costs, and the redemption amount as interest expense through the profit and loss statement for the period. Changes in the effective interest rate (“EIR”) are updated prospectively based on the most recent interest payment rate at the end of each reporting period. Borrowings are removed from the balance sheet when the obligation is discharged, cancelled, or repaid. When the borrowing is removed from the balance sheet, any difference between the carrying amount of the financial liability, and the consideration paid, is recognized in profit or loss as a non-operating income or expense. Borrowings are classified as current liabilities unless the maturity date is greater than 12 months or the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Income tax expense
Taxes on income in the interim periods are accrued using the tax rates that would be applicable based on the expected annual profit or loss of each of the Company’s entities.
Post-employment defined benefit plan expense
Post-employment defined benefit plan expense in interim reporting periods is recognized on the basis of the current year cost estimate made by the actuaries in their annual report as of the end of the preceding year. Potential remeasurement gains or losses from the defined benefits plan are estimated based on the relevant indexes at the end of the reporting period and recorded in the Company’s statements of comprehensive loss.
Designated cash
Previously, the Company had designated cash in a separate bank account to be used exclusively to settle potential liabilities arising from claims against Directors and Officers covered under the Company’s Directors and Officers Insurances Policy (“D&O Policy”). Setting up the designated account significantly reduced the premiums associated with the D&O Policy. In June 2024, the Company renewed its policy. At the time, it held $15 million of designated cash. Under the terms of the renewed D&O policy, the requirement to maintain a designated cash amount was eliminated. The new D&O policy and elimination of designated cash went into effect in July 2024.

Change in accounting policies

Statement of Cash Flows - Interest Classification

Effective January 1, 2025, the Company revised its accounting policy regarding the classification of interest paid and interest received in the Statement of Cash Flows. Interest paid was reclassified from Net cash flows used in operating activities to Net cash flows used in financing activities, and interest received was reclassified from Net cash flows used in operating activities to Net cash flows used in investing activities. The Company assessed the change in accounting policy under IAS 8, in accordance with the guidance regarding a voluntary change in accounting policy.

The reclassification of interest paid was elected to provide a more cohesive presentation of payments related to the Company’s borrowings and lease liabilities. Prior to the change in accounting policy, interest paid on borrowings and lease liabilities were classified as operating cash flows, while proceeds from borrowings, net of transaction costs and payments of principal portion of lease liabilities are classified as financing cash flows. The change aligns interest payments with their associated transactions.

In addition, the Company reclassified interest received to investing activities, as the majority of interest received relates to interest earned on cash and cash equivalents and short-term investments. The Company believes this updated classification better reflects the nature and source of these cash inflows and provides more relevant and reliable information.

The Company determined the voluntary change in accounting policy did not have an impact on basic and diluted earnings per share under IAS 33 - Earnings per Share.

The Company applied the change in accounting policy retrospectively and has recast prior period comparative information within the Statement of Cash Flows to ensure consistency and comparability with the current period presentation. As part of the retrospective application, cash flows changed as follows for the six months ended June 30, 2024: Net cash used in operating activities increased by $1.2 million, Net cash flow used in investing activities decreased by $1.8 million, and Net cash flow provided by financing activities decreased by $0.6 million.

Recent new accounting standards, amendments to standards, and interpretations
New standards, amendments to standards, and interpretations issued recently effective
There are no new IFRS standards, amendments, or interpretations that are mandatory as of January 1, 2025 that are relevant to the Company.
New standards, amendments to standards, and interpretations issued not yet effective
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements, was issued to achieve comparability of the financial performance of similar entities. The standard, which will replace IAS 1 impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, and requires retrospective application. The Company is currently evaluating the new standard to determine if it will have a material impact on the Company’s financial statements.

There are no other IFRS Accounting Standards or IFRS Interpretations Committee interpretations that are not yet effective and that could have a material impact to the interim condensed consolidated financial statements.
Critical estimates and judgments
The preparation of the unaudited interim condensed consolidated financial statements in conformity with IAS 34 requires management to make judgments, estimates and assumptions. Information regarding accounting areas where such judgments, estimates and assumptions are of particular significance is set out in the annual financial statements under “Critical estimates and judgments.”
Going concern basis
These unaudited interim condensed consolidated financial statements have been prepared on a going concern basis.
Foreign currency translation
Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The Company’s reporting currency of the Company’s consolidated financial statements is the United States Dollar (“USD”). Assets and liabilities denominated in foreign currencies are translated at the month-end spot exchange rates, income statement accounts are translated at average rates of exchange for the period presented, and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.
Historical cost convention
The financial statements have been prepared on a historical cost basis except for certain assets and liabilities, which are carried at fair value.
Issued share capital
As of June 30, 2025, the Company had issued 79,321,220 shares, of which 67,579,560 are outstanding, and 11,741,660 are held by the Company as treasury shares. As of June 30, 2024, the Company had issued 76,898,164 shares, of which 66,208,534 were outstanding, and 10,689,630 were held by the Company as treasury shares.
Treasury shares
On July 5, 2024, the Company issued 2,423,056 registered shares to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares for the purposes of administering the Company's equity incentive programs along with other uses. As of June 30, 2025, the Company held 11,741,660 treasury shares. As of June 30, 2024, the Company held 10,689,630 treasury shares.

Treasury shares are recognized at acquisition cost and recorded at the time of the transaction. Upon exercise of share options or vesting of restricted stock units, the treasury shares are subsequently transferred. Any consideration received is included in shareholders’ equity.